liabilities Subject To Compromise - Schedule of Accounting Adjustments in Restructured Prepetition Liabilities (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders	[1]	R$ 32,153,039	R$ 32,314,638
BNDES			3,326,952
Other loans and financing			13,487,957
Derivative financial instrument			104,694		R$ 104,694
Trade payables			2,139,312	[2]	2,158,852
Provision for civil contingencies-Anatel		927,779	9,333,795		7,764,994
Provison for pension plan			560,046		560,046
Other			43,333
Provision for labor contingencies		1,037,854	899,226		752,485
Provision for civil-other claims		2,363,389	2,929,275		3,096,487
Total-Liabilities subject to compromise	[3]	36,482,061	R$ 65,139,228		R$ 63,746,124
BNDES - Loans and financing		3,462,543
Other loans and financing		5,575,198
Anatel (AGU) and other trade payables		3,746,368
Provison for pension plan		560,046
Total-Liabilities not subject to compromise		13,344,155
Reclassification [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
BNDES		(3,326,952)
Other loans and financing		(13,487,957)
Derivative financial instrument		(104,694)
Trade payables		(2,139,312)
Provision for civil contingencies-Anatel		(8,406,016)
Provison for pension plan		(560,046)
Other		(43,333)
Total-Liabilities subject to compromise		(28,068,310)
BNDES - Loans and financing		3,326,952
Other loans and financing		13,592,651
Anatel (AGU) and other trade payables		10,588,661
Provison for pension plan		560,046
Total-Liabilities not subject to compromise		28,068,310
Mediations and Other [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Bondholders	[1]	(161,599)
Provision for labor contingencies		138,628
Provision for civil-other claims		(565,886)
Other loans and financing		50,375
Anatel (AGU) and other trade payables		619,990
Total-Liabilities not subject to compromise		670,365
Mediations and Other [Member] | Consolidation, Eliminations [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Total-Liabilities subject to compromise		(588,857)
Haircut [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Anatel (AGU) and other trade payables		(1,826,678)
Total-Liabilities not subject to compromise		(1,826,678)
Fair Value [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Other loans and financing	[4]	(9,096,364)
Anatel (AGU) and other trade payables	[4]	(5,704,607)
Total-Liabilities not subject to compromise	[4]	(14,800,971)
Financial Charges [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
BNDES - Loans and financing		135,591
Other loans and financing		1,028,536
Anatel (AGU) and other trade payables		69,002
Total-Liabilities not subject to compromise		R$ 1,233,129

[1]	Balance as of June 30, 2018 refers to non-Qualified, Default Recovery and Qualified Bondholders that elected to restructured their credits under the terms of clause 4.3.3.5 of the JRP and will received in exchange equity instruments and new debt instruments upon the execution of a share capital increase, which occurred on July 27, 2018 (Note 29).
[2]	Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).
[3]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.
[4]	Calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.